Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 1,499,866	$ 8,304
Prepaid expenses and other assets	135,014	12,896
Deferred offering costs	35,000
TOTAL CURRENT ASSETS	1,669,880	21,200
TOTAL ASSETS	1,669,880	21,200
CURRENT LIABILITIES
Accounts payable and accrued expenses	569,321	308,157
Accrued payroll and related expenses	95,400	48,006
Accrued series B preferred stock dividends	153,343
Notes payable, net of discount	532,400
Notes payable - related parties	7,500	63,992
Paycheck Protection Program Loan - current portion		34,163
Debentures	35,000	137,500
Convertible bridge notes, at fair value		3,598,000
TOTAL CURRENT LIABILITIES	1,392,964	4,189,818
Paycheck Protection Program Loan - net of current portion		108,779
Total Liabilities	1,392,964	4,298,597
Redeemable convertible preferred stock - Series A; $0.0001 par value, 1,500 designated Series A, and 480 and 600 shares issued and outstanding (liquidation preference of $693,580 and $784,044) as of December 31, 2021 and December 31, 2020, respectively	693,580	784,044
Stockholders’ Deficit
Common stock, $0.0001 par value, 300,000,000 shares authorized, 1,652,102 and 486,806 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	166	48
Unearned deferred compensation	(900,742)	(148,333)
Subscription receivable		(25,000)
Additional paid-in capital	29,765,584	11,023,739
Accumulated deficit	(29,281,674)	(15,911,895)
Total Stockholders’ Deficit	(416,664)	(5,061,441)
Total Liabilities & Stockholders’ Deficit	1,669,880	21,200
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, Series E-1, $0.0001 par value; 8,500 shares authorized, 0 and 7,650 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	2
Series E Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, Series E-1, $0.0001 par value; 8,500 shares authorized, 0 and 7,650 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively